Other Expenses	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Expenses [Abstract]
OTHER EXPENSES

2. OTHER EXPENSES

	2026 A$	2025 A$
Compliance	679,245	118,948

Community relations expenses	696,455	-

Exploration expenses	18,237	1,244

Office expenses	78,232	17,987

Insurance	86,038	49,147

Travel	562,565	1,473

Loss on foreign exchange	34,277	-

Loss on sale of assets	-	25,826

Other expenses	156,143	52,358

Total other expenses	2,311,192	266,983

There has been separate disclosure of certain other expenditures from the prior period to align to the current year disclosures.

2.	OTHER EXPENSES

	2025 $	2024 $
Compliance	118,948	99,801

Office expenses	17,987	61,378

Legal, insurance and registry	170,085	151,984

Corporate Advisory	931,850	-

Consulting Fees	396,986	12,500

Exploration expense	1,244	55,104

(Gain)/loss on sale of assets	25,826	(66,408)

Other expenses	6,970	27,113

Total other expenses	1,669,896	341,472